Other Payables (Tables)	12 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Components Other Payables

Components of other payables are as follows as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Accruals for operating expenses	2,013,700	2,224,964	285,879
Salary payable	1,456,681	2,093,828	269,030
Total other payables	3,470,381	4,318,792	554,909